Treasury risk management - Disclosure of Impact of Interest Rate Swaps and Cross-Currency Swaps (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Current financial liabilities	€ (5,087)	€ (5,775)
Non-current financial liabilities	(24,535)	(23,713)
Total financial liabilities	(29,622)	(29,488)	€ (30,133)
Less: lease liabilities	(1,395)	(1,408)
Financial liabilities (excluding lease liabilities)	28,227	28,080
Fixed and Floating Interest Rate
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Current financial liabilities	(5,087)	(5,775)
Non-current financial liabilities	(24,535)	(23,713)
Fixed rate (weighted average amount of fixing for the following year)	€ (20,527)	€ (19,594)